Consolidated Balance Sheets		Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 6,390,861	$ 816,630	$ 46,613,240
Restricted cash		18,059,262	2,307,627
Contracts receivable, net		27,414,118	3,502,999	19,994,756
Contract assets, net		59,554,163	7,609,880	16,120,142
Retention receivables, net		332,567	42,496	675,000
Prepaid expenses and other receivables, net		75,697,151	9,672,643	70,426,845
Total current assets		187,448,122	23,952,275	153,829,983
NON-CURRENT ASSETS
Long-term investment		10,508,785	1,342,822	1
Property and equipment, net		4,516,544	577,128	6,390,324
Right-of-use assets, net		5,224,696	667,616	7,680,641
Other receivables, net				655,916
Rental deposits, net		1,059,466	135,380	1,059,466
Goodwill		34,066,838	4,353,089	34,066,838
Total non-current assets		55,376,329	7,076,035	49,853,186
Total assets		242,824,451	31,028,310	203,683,169
CURRENT LIABILITIES
Bank borrowings		40,853,575	5,220,304	7,535,397
Accounts payable		22,733,798	2,904,944	16,695,694
Accrued expenses and other payables		6,203,617	792,703	9,301,806
Tax payable		8,737,661	1,116,506	5,683,683
Contract liabilities		59,363,407	7,585,505	53,863,775
Operating lease liabilities		2,859,872	365,437	2,455,945
Total current liabilities		142,400,331	18,196,033	120,027,167
NON-CURRENT LIABILITIES
Operating lease liabilities		2,364,824	302,179	5,224,696
Total non-current liabilities		2,364,824	302,179	5,224,696
Total liabilities		144,765,155	18,498,212	125,251,863
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares
Additional paid-in capital		8,404,870	1,073,981	8,404,870
Retained earnings		89,887,738	11,485,930	70,128,292
Equity attributable to owners of the Company		98,292,632	12,559,914	78,533,186
Non-controlling interests		(233,336)	(29,816)	(101,880)
Total shareholders’ equity		98,059,296	12,530,098	78,431,306
Total liabilities and shareholders’ equity		242,824,451	31,028,310	203,683,169
Related Party
CURRENT LIABILITIES
Amount due to related parties		1,648,401	210,634	24,490,867
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	16	2	16
Class B ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	$ 8	$ 1	$ 8

[1]	Retrospectively restated for effect of share recapitalization (Note 1).